Stock-based Activity (Detail 4) - $ / shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life of options, in years		5 years
Weighted-average grant date fair value	$ 4.73	$ 11.84
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life of options, in years	6 years 3 months
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life of options, in years	5 years